ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)	Dec. 13, 2016	Aug. 02, 2017	Jun. 30, 2017	Jun. 30, 2016	Oct. 26, 2015	Dec. 22, 2014	Dec. 02, 2014
Common Stock, Shares, Issued			19,837,642	20,041,647	21,526,747
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				8.10%
Disposal Group, Including Discontinued Operation, Consideration				$ 270,000
Jinshang Leasing [Member]
Noncontrolling Interest, Ownership Percentage by Parent						100.00%	100.00%
Common Stock, Shares, Issued							30,000,000
Jinchen Agriculture [Member]
Noncontrolling Interest, Ownership Percentage by Parent						100.00%
Subsequent Event [Member]
Business Acquisition, Percentage of Voting Interests Acquired		67.00%
Freeman FinTech Corporation [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	13,440,000
Business Acquisition, Percentage of Voting Interests Acquired	67.00%
Spectacular Bid Limited [Member] | Subsequent Event [Member]
Business Acquisition, Percentage of Voting Interests Acquired		67.00%
Former [Member] | Holdco [Member]
Noncontrolling Interest, Ownership Percentage by Parent					78.00%
Former [Member] | Sino [Member]
Noncontrolling Interest, Ownership Percentage by Parent					22.00%